Other Assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Assets
Schedule of other assets

	December 31,
	2011	2010
Straight-line rent assets, net of allowance of $34,457 and $35,190, respectively	$266,620	$206,862
Leasing costs, net	92,288	86,676
Deferred debt issuance costs, net	35,649	23,541
Goodwill	50,346	50,346
Marketable equity securities	17,053	—
Other	23,502	55,461

Total other assets	$485,458	$422,886